Other revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Termination payments revenue		$ 204.9	$ 95.9	$ 198.8
Related party other revenues		4.6	7.1	12.3
Total		1,038.2	1,128.4	1,600.3
Other revenues
Disaggregation of Revenue [Line Items]
Total	[1]	$ 209.5	$ 103.0	$ 211.1

[1]	Includes transactions with related parties. Refer to Note 14 - "Related party transactions".